OTHER LIABILITIES - NON-CURRENT (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities [Abstract]
Schedule of Other Liabilities

	December 31, 2019	December 31, 2018
Moratorium liability	$5,583	$14,487
Lease liabilities	3,346	—
	$8,929	$14,487